Loans Held for Investment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Noncommercial segment Loans	$ 8,200,000	$ 6,800,000
Accruing Loans 90 or More Days Past Due	0	0
Restructured loans	4,400,000	3,900,000
Restructured loans included in impaired loans	4,400,000	3,900,000
Carrying value of foreclosed properties	0	494,000
Amount pledged to borrowings at Federal Home Loan Bank	193,100,000	166,900,000
Real Estate - Residential [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Accruing Loans 90 or More Days Past Due	0	0
Foreclosed residential real estate, loan amount	0	130,000
Real estate in process of foreclosure, loan amount	$ 51,000	387,000
Mortgages [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	28.62%
Commercial Loan [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	52.09%
Accruing Loans 90 or More Days Past Due	$ 0	$ 0